Convertible debentures - Components (Details) - Senior secured convertible notes (the "2025 Notes") - USD ($)	Dec. 31, 2025	Jul. 31, 2025	Jun. 30, 2025
Convertible debentures
Principal balance	$ 16,338,506		$ 8,740,000
Less: conversions into ordinary shares			(7,780,000)
Less: repayments in cash			$ (960,000)
Remaining balance	16,338,506	$ 16,300,000
Less: fair value adjustment	(1,905,026)
Total	14,433,480
Less: non-current	$ (14,433,480)